Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Warrant liability	$ 32,017	$ 0
Note Payable to related party	$ 0	705,000	$ 0
GIGCAPITAL5 INC [Member]
Assets:
Marketable securities held in Trust Account		23,302,116	41,561,656
Liabilities:
Note Payable to related party		1,506,389	257,492
GIGCAPITAL5 INC [Member] | Level 1
Assets:
Marketable securities held in Trust Account		0	41,561,656
GIGCAPITAL5 INC [Member] | Level 2
Liabilities:
Warrant liability		7,950	31,800
GIGCAPITAL5 INC [Member] | Level 3
Liabilities:
Note Payable to related party		$ 1,506,389	$ 257,492